Equity (Details Text) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity (Details Text)
Capital	R$ 8,043,222	R$ 8,043,222
Shares outstanding	797,257,604
Prepayment of dividends	R$ 1,000,000
Dividends Paid			R$ 1,000,000
Preferred shares class "A"
Equity (Details Text)
Shares outstanding	345,010,622
Dividend per unit	R$ 1.25671835741
Dividends Paid		432,181	432,020
Preferred shares class "B"
Equity (Details Text)
Shares outstanding	578,330
Dividend per unit	R$ 0.60624979930
Dividends Paid			360
Common shares
Equity (Details Text)
Shares outstanding	451,668,652
Dividends Paid		R$ 567,819	R$ 567,620